NUVEEN ENHANCED HIGH YIELD MUNICIPAL BOND FUND

SUPPLEMENT DATED MAY 31, 2023

TO THE PROSPECTUS DATED JULY 29, 2022

As previously announced on April 10, 2023, John V. Miller, CFA, effective today is no longer a portfolio manager of the Fund. Daniel J. Close, CFA, Stephen J. Candido, CFA, and Steven M. Hlavin continue to serve as portfolio managers of the Fund.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-HYIFPRO-0523P

NUVEEN ENHANCED HIGH YIELD MUNICIPAL BOND FUND

SUPPLEMENT DATED MAY 31, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 2022

As previously announced on April 10, 2023, John V. Miller effective today is no longer a portfolio manager of the Fund. Daniel J. Close, Stephen J. Candido and Steven M. Hlavin continue to serve as portfolio managers of the Fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-HYIFSAI-0523P